CONSOLIDATED STATEMENT OF INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Continuing operations
Revenue	$ 1,843,267	$ 1,400,038	$ 1,378,663
Cost of services	(1,237,333)	(914,677)	(962,978)
Gross profit	605,934	485,361	415,685
Selling, general and administrative expenses	(198,108)	(138,669)	(141,355)
Impairment reversal / (loss) of non-financial assets		102,838	(111)
Other operating income	46,390	100,560	37,340
Other operating expense	(6,963)	(9,453)	(6,984)
Operating income	447,253	540,637	304,575
Share of (loss) / income in associates	(996)	7,108	(970)
Income before financial results and income tax	446,257	547,745	303,605
Financial income	71,430	101,598	63,859
Financial loss	110,305	(406,570)	(196,405)
Inflation adjustment	(21,260)	(40,547)	19,459
Income before income tax	606,732	202,226	190,518
Income tax	(298,820)	24,241	(24,883)
Income for the year	307,912	226,467	165,635
Attributable to:
Owners of the parent	282,674	239,506	168,166
Non-controlling interest	25,238	(13,039)	(2,531)
Income / (loss) for the year	$ 307,912	$ 226,467	$ 165,635
Earnings per share for profit attributable to the ordinary equity holders of the Group:
Basic earnings per share	$ 1.76	$ 1.49	$ 1.05
Diluted earnings per share	$ 1.75	$ 1.49	$ 1.05